Discontinued Operations And Disposals - Schedule of Net Loss from Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Loss From Discontinued Operations [Abstract]
REAL PROPERTY RENTAL REVENUE	$ 253,839	$ 350,406	$ 253,839	$ 700,206	$ 1,410,259	$ 1,333,403
REAL PROPERTY OPERATING EXPENSES	(153,903)	(251,077)	(153,903)	(531,467)	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	99,936	99,329	99,936	168,739	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	45,617	47,402	45,617	106,766	184,544	231,837
Compensation and related benefits	20,932	31,398	20,932	62,796	121,395	122,474
Total Other Operating Expenses	66,549	78,800	66,549	169,562	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	33,387	20,529	33,387	(823)	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs		(29,807)		(59,614)	(84,553)	(119,228)
Interest expense - other	(136,402)	(164,500)	(136,402)	(329,000)	(711,291)	(658,000)
Other income (expense)		(209)		19	20	(80)
Total Other Expense, net	(136,402)	(194,516)	(136,402)	(388,595)	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(103,015)	(173,987)	(103,015)	(389,418)	(742,103)	(863,790)
INCOME TAXES
NET LOSS	$ (103,015)	$ (173,987)	$ (103,015)	$ (389,418)	$ (742,103)	$ (863,790)